File No. 333-34474

811-09891

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 98  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 98  [X]

(Check appropriate box or boxes.)

BNY Mellon Opportunity Funds

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.

240 Greenwich Street, New York, New York 10286

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6400

Bennett A. MacDougall, Esq.

240 Greenwich Street

New York, New York 10286

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

  X__ immediately upon filing pursuant to paragraph (b)

 _____ on (date) pursuant to paragraph (b)

 _____ (days) days after filing pursuant to paragraph (a)(1)

 _____ on (date) pursuant to paragraph (a)(1)

 _____ (days) days after filing pursuant to paragraph (a)(2)

 _____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The following post-effective amendment to the Registrant's Registration Statement on Form N-1A relates only to the series listed below and does not relate to any series of the Registrant with a different fiscal year end.

BNY Mellon Japan Womenomics Fund

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 9th day of December 2019.

BNY Mellon Opportunity Funds

BY:	/s/ Renee LaRoche-Morris*
Renee LaRoche-Morris, PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Renee LaRoche-Morris*	President (Principal Executive Officer)	12/9/2019
Renee LaRoche-Morris
/s/ James Windels*	Treasurer (Principal Financial Officer and Accounting Officer)	12/9/2019

James Windels

/s/ Joseph S. DiMartino*	Chairman of the Board	12/9/2019

Joseph S. DiMartino

/s/ Francine J. Bovich*	Board Member	12/9/2019

Francine J. Bovich

/s/ J. Charles Cardona*	Board Member	12/9/2019

J. Charles Cardona

/s/ Gordon J. Davis*	Board Member	12/9/2019

Gordon J. Davis

/s/ Andrew J. Donohue *	Board Member	12/9/2019
Andrew J. Donohue
/s/ Isabel P. Dunst*	Board Member	12/9/2019

Isabel P. Dunst

/s/ Robin A. Melvin*	Board Member	12/9/2019

Robin A. Melvin

/s/ Nathan Leventhal*	Board Member	12/9/2019

Nathan Leventhal

/s/ Roslyn M. Watson*	Board Member	12/9/2019

Roslyn M. Watson

/s/ Benaree Pratt Wiley*	Board Member	12/9/2019

Benaree Pratt Wiley

*BY:	/s/ Deirdre Cunnane
Deirdre Cunnane Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.